General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2020
General and administrative expenses
in	2Q20	1Q20	2Q19	6M20	6M19
General and administrative expenses (CHF million)
Occupancy expenses	237	228	247	465	529
IT, machinery and equipment	357	350	326	707	649
Provisions and losses	133	72	78	205	136
Travel and entertainment	28	68	88	96	166
Professional services	377	375	407	752	810
Amortization and impairment of other intangible assets	1	2	1	3	3
Other [1]	307	251	248	558	515
General and administrative expenses	1,440	1,346	1,395	2,786	2,808
1
Includes pension-related expenses/(credits) of CHF (40) million, CHF (40) million, CHF (52) million, CHF (80) million and CHF (86) million in 2Q20, 1Q20, 2Q19, 6M20 and 6M19, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.

Bank
General and administrative expenses
in	6M20	6M19
General and administrative expenses (CHF million)
Occupancy expenses	415	478
IT, machinery and equipment	561	515
Provisions and losses	203	136
Travel and entertainment	85	151
Professional services	1,481	1,497
Amortization and impairment of other intangible assets	3	3
Other [1]	747	728
General and administrative expenses	3,495	3,508
1 Includes pension-related expenses/(credits) of CHF 1 million and CHF 5 million in 6M20 and 6M19, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.